PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Disclosure of Employees Total Annual Compensation
As of December 31, 2021, 2020 and 2019, ArcelorMittal had approximately 158,000, 168,000 and 191,000 employees, respectively, and the total annual compensation of ArcelorMittal’s employees in 2021, 2020 and 2019 was as follows:

	Year ended December 31,
Employee Information	2021	2020	2019
Wages and salaries	6,707	7,681	8,380
Defined benefits cost (see note 8.2)	117	260	201
Other staff expenses	1,166	1,405	1,668
Total	7,990	9,346	10,249

Disclosure of Information About Key Management Personnel
The total annual compensation of ArcelorMittal’s key management personnel, including its Board of Directors, expensed in 2021, 2020 and 2019 was as follows:

	Year ended December 31,
	2021	2020	2019
Base salary and directors fees	10	7	8
Short-term performance-related bonus	12	3	9
Post-employment benefits	2	1	1
Share-based payments	7	4	—

Disclosure of Net Defined Benefit Liability (Asset)
Total deferred employee benefits including pension or other post-employment benefits, are as follows:

	December 31,
	2021	2020
Pension plan benefits	2,334	3,000
Other post-employment benefits and other long-term employee benefits ("OPEB")	1,184	1,432
Termination benefits	191	173
Defined benefit liabilities	3,709	4,605
Provisions for social plans (non-current)	63	51
Total	3,772	4,656
The following tables detail the reconciliation of defined benefit obligation (“DBO”), plan assets, irrecoverable surplus and statements of financial position.

	Year ended December 31, 2021
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	7,604	39	3,590	517	3,173	285
Current service cost	105	1	29	—	69	6
Interest cost on DBO	162	1	89	33	17	22
Past service cost - Plan amendments	31	—	28	—	3	—
Plan participants’ contribution	1	—	—	—	1	—
Settlements	(5)	—	(4)	(1)	—	—
Actuarial (gain) loss	(509)	(4)	(216)	(83)	(173)	(33)
Demographic assumptions	9	—	—	10	(1)	—
Financial assumptions	(364)	(3)	(207)	(103)	(13)	(38)
Experience adjustment	(154)	(1)	(9)	10	(159)	5
Benefits paid	(428)	(3)	(219)	(31)	(148)	(27)
Foreign currency exchange rate differences and other movements	(222)	—	9	(37)	(191)	(3)
Benefit obligation at end of the period	6,739	34	3,306	398	2,751	250

Change in plan assets
Fair value of plan assets at beginning of the period	4,654	45	3,167	435	1,007	—
Interest income on plan assets	108	1	76	26	5	—
Return on plan assets greater (less) than discount rate	41	(4)	103	(25)	(33)	—
Employer contribution	72	—	29	—	43	—
Plan participants’ contribution	1	—	—	—	1	—
Settlements	(5)	—	(4)	(1)	—	—
Benefits paid	(313)	(3)	(218)	(31)	(61)	—
Foreign currency exchange rate differences and other movements	(62)	—	10	(28)	(44)	—
Fair value of plan assets at end of the period	4,496	39	3,163	376	918	—

Present value of the wholly or partly funded obligation	(5,222)	(32)	(3,291)	(398)	(1,501)	—
Fair value of plan assets	4,496	39	3,163	376	918	—
Net present value of the wholly or partly funded obligation	(726)	7	(128)	(22)	(583)	—
Present value of the unfunded obligation	(1,517)	(2)	(15)	—	(1,250)	(250)
Prepaid due to unrecoverable surpluses	(33)	—	(28)	(2)	(3)	—
Net amount recognized	(2,276)	5	(171)	(24)	(1,836)	(250)

Net assets related to funded obligations	58	7	47	—	4	—
Recognized liabilities	(2,334)	(2)	(218)	(24)	(1,840)	(250)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(27)	—	(23)	(1)	(3)	—
Interest cost on unrecoverable surplus	(1)	—	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	(5)	—	(4)	(1)	—	—
Unrecoverable surplus at end of the period	(33)	—	(28)	(2)	(3)	—

	Year ended December 31, 2020
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	10,629	3,505	3,360	664	2,830	270
Current service cost	129	28	25	—	64	12
Interest cost on DBO	279	95	96	36	29	23
Past service cost - Plan amendments	8	1	3	—	4	—
Past service cost - Curtailments	2	2	—	—	—	—
Plan participants’ contribution	1	—	—	—	1	—
Actuarial (gain) loss	705	237	250	(3)	185	36
Demographic assumptions	(32)	(32)	—	—	—	—
Financial assumptions	795	286	276	5	214	14
Experience adjustment	(58)	(17)	(26)	(8)	(29)	22
Benefits paid	(693)	(279)	(206)	(32)	(149)	(27)
Divestments (note 2.3.1)	(3,550)	(3,550)	—	—	—	—
Foreign currency exchange rate differences and other movements	94	—	62	(148)	209	(29)
Benefit obligation at end of the period	7,604	39	3,590	517	3,173	285

Change in plan assets
Fair value of plan assets at beginning of the period	7,395	2,881	3,021	576	917	—
Interest income on plan assets	192	69	84	31	8	—
Return on plan assets greater (less) than discount rate	444	209	188	(12)	59	—
Employer contribution	64	2	21	1	40	—
Plan participants’ contribution	1	—	—	—	1	—
Plan amendments	2	2	—	—	—	—
Benefits paid	(579)	(276)	(205)	(32)	(66)	—
Divestments (note 2.3.1)	(2,842)	(2,842)	—	—	—	—
Foreign currency exchange rate differences and other movements	(23)	—	58	(129)	48	—
Fair value of plan assets at end of the period	4,654	45	3,167	435	1,007	—

Present value of the wholly or partly funded obligation	(5,831)	(37)	(3,575)	(517)	(1,702)	—
Fair value of plan assets	4,654	45	3,167	435	1,007	—
Net present value of the wholly or partly funded obligation	(1,177)	8	(408)	(82)	(695)	—
Present value of the unfunded obligation	(1,773)	(2)	(15)	—	(1,471)	(285)
Prepaid due to unrecoverable surpluses	(27)	—	(23)	(1)	(3)	—
Net amount recognized	(2,977)	6	(446)	(83)	(2,169)	(285)

Net assets related to funded obligations	23	8	11	—	4	—
Recognized liabilities	(3,000)	(2)	(457)	(83)	(2,173)	(285)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(30)	—	(25)	(2)	(3)	—
Interest cost on unrecoverable surplus	(1)	—	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	4	—	3	1	—	—
Unrecoverable surplus at end of the period	(27)	—	(23)	(1)	(3)	—
Summary of changes in the other post-employment benefit obligation and changes in plan assets are as follows:

	Year ended December 31, 2021
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	1,438	28	742	590	78
Current service cost	9	—	(1)	7	3
Interest cost on DBO	25	1	18	2	4
Past service cost - Plan amendments	(57)	—	1	(58)	—
Past service cost - Curtailments	(7)	—	—	(7)	—
Actuarial (gain) loss	(111)	(1)	(66)	(43)	(1)
Demographic assumptions	(1)	—	(2)	1	—
Financial assumptions	(66)	—	(55)	(5)	(6)
Experience adjustment	(44)	(1)	(9)	(39)	5
Benefits paid	(82)	(1)	(34)	(44)	(3)
Foreign currency exchange rate differences and other movements	(25)	—	1	(24)	(2)
Benefit obligation at end of the period	1,190	27	661	423	79

Change in plan assets
Fair value of plan assets at beginning of the period	6	—	—	6	—
Return on plan assets greater than discount rate	1	—	—	1	—
Benefits paid	(1)	—	—	(1)	—
Fair value of plan assets at end of the period	6	—	—	6	—

Present value of the wholly or partly funded obligation	(29)	—	—	(29)	—
Fair value of plan assets	6	—	—	6	—
Net present value of the wholly or partly funded obligation	(23)	—	—	(23)	—
Present value of the unfunded obligation	(1,161)	(27)	(661)	(394)	(79)
Net amount recognized	(1,184)	(27)	(661)	(417)	(79)

	Year ended December 31, 2020
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	4,294	2,976	688	546	84
Current service cost	85	44	10	27	4
Interest cost on DBO	122	91	19	7	5
Past service cost - Plan amendments	(1)	—	(1)	—	—
Past service cost - Curtailments	3	3	—	—	—
Plan participants’ contribution	23	23	—	—	—
Actuarial (gain) loss	113	46	41	26	—
Demographic assumptions	(39)	(39)	—	—	—
Financial assumptions	266	170	54	37	5
Experience adjustment	(114)	(85)	(13)	(11)	(5)
Benefits paid	(208)	(131)	(30)	(37)	(10)
Divestments (note 2.3.1)	(3,024)	(3,024)	—	—	—
Foreign currency exchange rate differences and other movements	31	—	15	21	(5)
Benefit obligation at end of the period	1,438	28	742	590	78

Change in plan assets
Fair value of plan assets at beginning of the period	502	496	—	6	—
Interest income on plan assets	12	12	—	—	—
Return on plan assets greater/(less) than discount rate	11	11	—	—	—
Employer contribution	(32)	(32)	—	—	—
Plan participants’ contribution	23	23	—	—	—
Benefits paid	(22)	(21)	—	(1)	—
Divestments (note 2.3.1)	(489)	(489)	—	—	—
Foreign currency exchange rate differences and other movements	1	—	—	1	—
Fair value of plan assets at end of the period	6	—	—	6	—

Present value of the wholly or partly funded obligation	(34)	—	—	(34)	—
Fair value of plan assets	6	—	—	6	—
Net present value of the wholly or partly funded obligation	(28)	—	—	(28)	—
Present value of the unfunded obligation	(1,404)	(28)	(742)	(556)	(78)
Net amount recognized	(1,432)	(28)	(742)	(584)	(78)

Components of Net Periodic Pension and Post-employment Cost
The following tables detail the components of net periodic pension cost:

	Year ended December 31, 2021
Net periodic pension cost (income)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	105	1	29	—	69	6
Past service cost - Plan amendments	31	—	28	—	3	—
Net interest cost (income) on net DB liability (asset)	55	—	14	7	12	22
Total	191	1	71	7	84	28

	Year ended December 31, 2020
Net periodic pension cost (income)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	129	28	25	—	64	12
Past service cost - Plan amendments	6	(1)	3	—	4	—
Past service cost - Curtailments	2	2	—	—	—	—
Net interest cost/(income) on net DB liability (asset)	88	26	13	5	21	23
Total	225	55	41	5	89	35

	Year ended December 31, 2019
Net periodic pension cost (income)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	114	26	21	—	58	9
Past service cost - Plan amendments	4	—	—	2	2	—
Past service cost - Settlements	(26)	—	—	(26)	—	—
Net interest cost (income) on net DB liability (asset)	112	35	19	4	32	22
Total	204	61	40	(20)	92	31
The following tables detail the components of net periodic other post-employment cost:

	Year ended December 31, 2021
Components of net periodic OPEB cost (income)	Total	United States	Canada	Europe	Others
Current service cost	9	—	(1)	7	3
Past service cost - Plan amendments	(57)	—	1	(58)	—
Past service cost - Curtailments	(7)	—	—	(7)	—
Net interest cost (income) on net DB liability (asset)	25	1	18	2	4
Actuarial gain recognized during the year	(14)	—	(1)	(13)	—
Total	(44)	1	17	(69)	7

	Year ended December 31, 2020
Components of net periodic OPEB cost (income)	Total	United States	Canada	Europe	Others
Current service cost	85	44	10	27	4
Past service cost - Plan amendments	(1)	—	(1)	—	—
Past service cost - Curtailments	3	3	—	—	—
Net interest cost (income) on net DB liability (asset)	110	79	19	7	5
Actuarial losses recognized during the year	8	—	—	8	—
Total	205	126	28	42	9

	Year ended December 31, 2019
Components of net periodic OPEB cost (income)	Total	United States	Canada	Europe	Others
Current service cost	80	40	9	28	3
Net interest cost (income) on net DB liability (asset)	143	104	22	11	6
Actuarial losses recognized during the year	8	—	—	8	—
Total	231	144	31	47	9

Expenses recognized in the Consolidated Statement of Operations
The following tables detail where the expense is recognized in the consolidated statements of operations:

	Year ended December 31,
	2021	2020	2019
Net periodic pension cost	191	225	204
Net periodic OPEB cost	(44)	205	231
Total	147	430	435

Cost of sales	72	189	142
Selling, general and administrative expenses	9	34	30
Financing costs - net	66	207	263
Total	147	430	435

Schedule of Weighted-average Asset Allocations for the Funded Defined Benefit Pension Plans by Asset Category
The weighted-average asset allocations for the funded defined benefit plans by asset category were as follows:

	December 31, 2021
	Canada	Brazil	Europe
Equity Securities	35%	6%	1%
- Asset classes that have a quoted market price in an active market	27%	3%	1%
- Asset classes that do not have a quoted market price in an active market	8%	3%	—
Fixed Income Securities (including cash)	53%	87%	69%
- Asset classes that have a quoted market price in an active market	49%	87%	69%
- Asset classes that do not have a quoted market price in an active market	4%	—	—
Real Estate	7%	1%	—
- Asset classes that have a quoted market price in an active market	—	—	—
- Asset classes that do not have a quoted market price in an active market	7%	1%	—
Other	5%	6%	30%
- Asset classes that have a quoted market price in an active market	—	6%	8%
- Asset classes that do not have a quoted market price in an active market	5%	—	22%	'[1]
Total	100%	100%	100%

	December 31, 2020
	Canada	Brazil	Europe
Equity Securities	47%	6%	1%
- Asset classes that have a quoted market price in an active market	39%	3%	1%
- Asset classes that do not have a quoted market price in an active market	8%	3%	—
Fixed Income Securities (including cash)	46%	77%	72%
- Asset classes that have a quoted market price in an active market	42%	77%	72%
- Asset classes that do not have a quoted market price in an active market	4%	—	—
Real Estate	6%	1%	—
- Asset classes that have a quoted market price in an active market	—	1%	—
- Asset classes that do not have a quoted market price in an active market	6%	—	—
Other	1%	16%	27%
- Asset classes that have a quoted market price in an active market	—	16%	5%
- Asset classes that do not have a quoted market price in an active market	1%	—	22%	'[1]
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium.

Disclosure of Fair Value of Plan Assets

	December 31, 2021
	Canada	Brazil	Europe
Equity Securities	35%	6%	2%
Fixed Income Securities (including cash)	55%	87%	68%
Real Estate	5%	1%	—
Other	5%	6%	30%	'[1]
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium.

Actuarial Assumptions for Defined Benefit Obligations
Assumptions used to determine benefit obligations at December 31,

	Pension Plans			Other Post-employment Benefits
	2021	2020	2019	2021	2020	2019
Discount rate
Range	1.00% - 11.00%	0.50% - 10.00%	1.00% - 10.50%	1.00% - 7.95%	0.50% - 6.20%	1.00% - 7.25%
Weighted average	2.75%	2.13%	2.90%	2.65%	1.84%	3.06%
Rate of compensation increase
Range	2.00% - 10.00%	1.72% - 10.00%	1.90% - 10.00%	2.00% - 4.80%	1.30% - 4.80%	1.60% - 4.80%
Weighted average	2.87%	2.71%	2.80%	3.14%	2.85%	2.95%

Disclosure of Defined Benefit Plans

	Other Post-employment Benefits
	2021	2020	2019
Healthcare cost trend rate assumed
Range	1.30% - 4.50%	1.40% - 4.50%	1.80% - 5.00%
Weighted average	3.95%	3.94%	4.42%

Disclosure of Sensitivity Analysis for Actuarial Assumptions
The following information illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s pension plans (as of December 31, 2021, the defined benefit obligation for pension plans was 6,739):

	Effect on 2022 Pre-Tax Pension Expense (sum of service cost and interest cost)	Effect on December 31, 2021 DBO
Change in assumption
100 basis points decrease in discount rate	(27)	955
100 basis points increase in discount rate	21	(764)
100 basis points decrease in rate of compensation	(14)	(182)
100 basis points increase in rate of compensation	15	182
1 year increase of the expected life of the beneficiaries	6	192
The following table illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s OPEB plans (as of December 31, 2021 the defined benefit obligation for post-employment benefit plans was 1,190):

	Effect on 2022 Pre-Tax OPEB Expense (sum of service cost and interest cost)	Effect on December 31, 2021 DBO
Change in assumption
100 basis points decrease in discount rate	(1)	179
100 basis points increase in discount rate	1	(142)
100 basis points decrease in healthcare cost trend rate	(5)	(83)
100 basis points increase in healthcare cost trend rate	6	104
1 year increase of the expected life of the beneficiaries	1	28

Disclosure of Exercise Prices of Outstanding Share Options

Grant date	Exercise prices (per option)
August 2010	$91.98

Changes in Stock Options Issued
Option activity with respect to ArcelorMittal Shares and ArcelorMittal Global Stock Option Plan 2009-2018 is summarized below as of and for each of the years ended December 31, 2021, 2020 and 2019:

	Number of Options	Range of Exercise Prices (per option)	Weighted Average Exercise Price (per option)
Outstanding, December 31, 2018	1,989,375	91.98 – 109.14	100.33
Expired	(1,084,985)	91.98 – 109.14	107.29
Outstanding, December 31, 2019	904,390	91.98	91.98
Expired	(904,390)	91.98	91.98
Outstanding, December 31, 2020	—	—	—

Exercisable, December 31, 2019	904,390	91.98	91.98
Exercisable, December 31, 2020	—	—	—
Exercisable, December 31, 2021	—	—	—

Terms and Conditions of Share-based Payment Arrangements
Conditions of the 2021 grant were as follows:

		Executive office				Executive Officers
2021 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions
			Threshold	Target				Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% median	≥120% median		TSR vs. peer group (40%)		100% weighted average	≥120% weighted average
		Vesting percentage	50%	100%		Vesting percentage		100%	150%
						Gap to competition (40%)		100% of target	120% of target
		ESG (30%)		100% of target		Vesting percentage		100%	150%
						ESG	(20%)	100% of target	120% of target
		Vesting percentage		100%				100%	150%
					●	RSUs with a three year vesting period
					●	RSUs with a two year vesting period
he summary of outstanding plans as of December 31, 2021 is as follows:

Executive office
2016 Special Grant	●	PSUs with a five year performance period, 50% vesting after three year performance period and 50% after additional two year performance period
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group
	●	Value at grant: 150% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:
			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120% median
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance
		Vesting percentage	50%	100%

	Executive office				Executive officers
2018 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions
			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120% median		ROCE		100% target 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Gap to competition (where applicable)		100% target 100% vesting
		Vesting percentage	50%	100%

	Executive office				Executive officers
2019 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120% median		ROCE		100% target 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Gap to competition (where applicable)		100% target 100% vesting
		Vesting percentage	50%	100%

	Executive office				Executive officers
2020 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120% median		TSR/EPS vs. peer group	100% median	≥120% median
						Vesting percentage	50%	100%
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Gap to competition (where applicable)		100% target 100% vesting
		Vesting percentage	50%	100%		Vesting percentage	0%	100%

					●	RSUs with a three year vesting period

					●	RSUs with a one year vesting period

Summary of Share Unit Plans Outstanding
The following table summarizes the Company’s share unit plans outstanding as of December 31, 2021:

At Grant date						Number of shares issued as of December 31, 2021
Grant date	Type of plan	Number of shares	Number of beneficiaries	Maturity	Fair value per share	Shares outstanding	Shares forfeited	Shares exited
December 16, 2021	RSU	729,250	658	December 16, 2024	32.66	729,250	—	—
December 16, 2021	PSU	575,400	244	January 1, 2025	28.29	575,400	—	—
December 16, 2021	Executive Office	109,143	2	January 1, 2025	27.20	109,143	—	—
May 7, 2021	RSU	350,000	189	May 7, 2023	32.55	336,500	12,194	1,306
December 14, 2020	RSU	1,074,600	656	December 14, 2023	21.15	1,029,200	41,628	3,772
December 14, 2020	PSU	714,250	235	January 1, 2024	19.74	687,250	27,000	—
December 14, 2020	Executive Office	148,422	2	January 1, 2024	18.19	148,422	—	—
December 16, 2019	PSU	1,760,350	517	January 1, 2023	18.57	1,381,750	202,850	175,750
December 16, 2019	Executive Office	172,517	2	January 1, 2023	14.89	172,517	—	—
December 20, 2018	PSU	1,358,750	524	January 1, 2022	21.31	943,200	293,300	122,250
December 20, 2018	Executive Office	134,861	2	January 1, 2022	16.58	134,861	—	—
June 30, 2016	Executive Office	153,268	2	January 1, 2022	16.62	153,268	—	—
Total		7,280,811			$14.89 – $32.66	6,400,761	576,972	303,078

Schedule of Share Unit Plan Activity
Share unit plan activity is summarized below as of and for each year ended December 31, 2021, 2020 and 2019:

	RSUs		PSUs
	Number of shares	Fair value per share	Number of shares	Fair value per share
Outstanding, December 31, 2018	—	—	9,370,460	15.34
Granted [1]	—	—	2,018,176	17.96
Exited	—	—	(2,677,011)	13.49
Forfeited	—	—	(1,239,569)	14.25
Outstanding, December 31, 2019	—	—	7,472,056	16.76
Granted	1,391,284	21.15	862,672	19.47
Exited	—	—	(658,141)	16.86
Forfeited	—	—	(526,420)	15.48
Outstanding, December 31, 2020	1,391,284	21.15	7,150,167	17.18
Granted	1,079,250	32.62	684,543	28.12
Exited	(315,699)	21.20	(613,385)	14.04
Forfeited	(59,885)	23.47	(2,915,514)	15.37
Outstanding, December 31, 2021	2,094,950	26.99	4,305,811	20.58
1.Including 85,309 over-performance shares granted for the targets achievement of the PSU grant December 18, 2015.